Accumulated other comprehensive losses (Tables)	9 Months Ended
Sep. 30, 2022
Stockholders' Equity Note [Abstract]
Schedule of accumulated other comprehensive losses
	Balance as of January 1, 2021	Other comprehensive loss, net	Balance as of September 30, 2021
	RMB	RMB	RMB

Foreign currency translation adjustment (RMB)	(18,456,546)	(1,618,941)	(20,075,487)

	Balance as of January 1, 2022	Other comprehensive loss, net	Balance as of September 30, 2022
	RMB	RMB	RMB

Foreign currency translation adjustment (RMB)	(25,393,515)	18,747,601	(6,645,914)